VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—28.6%
Aerospace & Defense—0.1%
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)	$ 555	$ 715
Auto Manufacturers—0.4%
Ford Motor Co. 0.000%, 3/15/26	1,155	1,150
Rivian Automotive, Inc.
4.625%, 3/15/29	620	421
144A 3.625%, 10/15/30(1)	1,530	890
		2,461

Banks—3.1%
Barclays Bank plc 1.000%, 2/16/29(2)	4,470	4,447
BofA Finance LLC
1.000%, 3/25/27(2)	4,455	4,787
1.200%, 4/22/27(2)	5,355	5,367
0.600%, 5/25/27	2,885	3,628
Morgan Stanley Finance LLC 1.500%, 1/28/27(2)	2,185	2,375
		20,604

Biotechnology—0.9%
Bridgebio Pharma, Inc. 2.500%, 3/15/27	1,225	1,212
Cytokinetics, Inc. 3.500%, 7/1/27	500	714
Immunocore Holdings plc 144A 2.500%, 2/1/30(1)	885	873
Insmed, Inc. 1.750%, 1/15/25	1,405	1,545
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	1,240	1,418
		5,762

Commercial Services—3.3%
Affirm Holdings, Inc. 0.000%, 11/15/26(3)	5,425	4,491
Block, Inc. 0.125%, 3/1/25	4,620	4,570
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	6,520	6,481
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(3)	2,885	2,611
Shift4 Payments, Inc. 0.500%, 8/1/27	2,640	2,342
Stride, Inc. 1.125%, 9/1/27	975	1,339
		21,834

Computers—1.2%
Parsons Corp. 144A 2.625%, 3/1/29(1)	2,630	2,747
Varonis Systems, Inc. 1.250%, 8/15/25	620	922
Western Digital Corp. 144A 3.000%, 11/15/28(1)	2,095	3,165
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25	$ 725	$ 918
		7,752

Electric Utilities—1.8%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	2,770	3,019
NRG Energy, Inc. 2.750%, 6/1/48	630	1,128
PG&E Corp. 144A 4.250%, 12/1/27(1)	4,055	4,061
Southern Co. (The) 3.875%, 12/15/25	4,085	4,081
		12,289

Electronics—0.2%
Itron, Inc. 0.000%, 3/15/26(3)	1,210	1,216
Energy-Alternate Sources—0.2%
Plug Power, Inc. 3.750%, 6/1/25	520	457
Sunnova Energy International, Inc. 2.625%, 2/15/28	2,950	952
		1,409

Engineering & Construction—0.8%
Fluor Corp. 144A 1.125%, 8/15/29(1)	2,805	3,051
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	1,545	2,063
		5,114

Entertainment—1.4%
DraftKings Holdings, Inc. 0.000%, 3/15/28(3)	4,100	3,393
IMAX Corp. 0.500%, 4/1/26	965	896
Live Nation Entertainment, Inc.
2.000%, 2/15/25	3,495	3,576
3.125%, 1/15/29	1,420	1,538
		9,403

Environmental Services—0.4%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	2,390	2,701
Financial Services—2.9%
Bread Financial Holdings, Inc. 144A 4.250%, 6/15/28(1)	1,285	1,465
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(2)	4,425	4,695
Coinbase Global, Inc. 0.500%, 6/1/26	3,115	3,125
Encore Capital Group, Inc. 4.000%, 3/15/29	1,700	1,494
Goldman Sachs Finance Corp. 4.000%, 9/28/26(2)	2,020	2,379
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Financial Services—continued
JPMorgan Chase Financial Co. LLC
1.000%, 3/15/27(2)	$ 2,110	$ 2,205
1.250%, 3/15/27(2)	4,260	4,410
		19,773

Health Care REITs—0.7%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	4,330	4,854
Healthcare-Products—1.2%
Integer Holdings Corp. 2.125%, 2/15/28	1,325	1,842
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	1,445	1,462
Natera, Inc. 2.250%, 5/1/27	1,080	2,662
Repligen Corp. 144A 1.000%, 12/15/28(1)	1,495	1,564
Shockwave Medical, Inc. 144A 1.000%, 8/15/28(1)	450	571
		8,101

Insurance—0.3%
HCI Group, Inc. 4.750%, 6/1/42	1,215	1,865
Internet—3.0%
Lyft, Inc. 144A 0.625%, 3/1/29(1)	1,860	1,911
PDD Holdings, Inc. 0.000%, 12/1/25	2,065	2,018
Sea Ltd. 2.375%, 12/1/25	2,160	2,265
Snap, Inc. 0.750%, 8/1/26	1,555	1,613
Uber Technologies, Inc. 0.000%, 12/15/25	4,325	4,487
Wayfair, Inc.
1.125%, 11/1/24	1,695	1,631
1.000%, 8/15/26	2,180	1,937
3.250%, 9/15/27	1,710	1,884
Zillow Group, Inc.
2.750%, 5/15/25	2,150	2,174
1.375%, 9/1/26	240	276
		20,196

Leisure Time—1.0%
NCL Corp., Ltd. 1.125%, 2/15/27	3,080	2,818
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	1,405	4,004
		6,822

Media—0.3%
DISH Network Corp. 0.000%, 12/15/25	1,180	858
	Par Value	Value

Media—continued
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	$ 1,200	$ 1,115
		1,973

Oil, Gas & Consumable Fuels—0.5%
CNX Resources Corp. 2.250%, 5/1/26	1,225	2,298
Pioneer Natural Resources Co. 0.250%, 5/15/25	455	1,334
		3,632

Passenger Airlines—0.4%
American Airlines Group, Inc. 6.500%, 7/1/25	2,355	2,569
Pharmaceuticals—0.6%
Dexcom, Inc. 144A 0.375%, 5/15/28(1)	3,865	3,919
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	75	135
		4,054

Retail—0.5%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	1,620	1,760
Freshpet, Inc. 3.000%, 4/1/28	1,035	1,730
		3,490

Semiconductors—1.5%
Impinj, Inc. 1.125%, 5/15/27	1,040	1,632
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,390	1,835
Microchip Technology, Inc. 0.125%, 11/15/24	1,400	1,505
ON Semiconductor Corp. 0.500%, 3/1/29	2,180	2,104
Semtech Corp. 1.625%, 11/1/27	690	829
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	890	1,241
Wolfspeed, Inc. 0.250%, 2/15/28	1,390	820
		9,966

Software—1.9%
Akamai Technologies, Inc. 0.125%, 5/1/25	1,840	2,076
Confluent, Inc. 0.000%, 1/15/27(3)	2,085	1,767
Guidewire Software, Inc. 1.250%, 3/15/25	1,175	1,304
HubSpot, Inc. 0.375%, 6/1/25	520	1,121
MicroStrategy, Inc. 144A 0.875%, 3/15/31(1)	370	293

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Software—continued
MongoDB, Inc. 0.250%, 1/15/26	$ 675	$ 1,198
Nutanix, Inc. 0.250%, 10/1/27	1,885	2,275
Tyler Technologies, Inc. 0.250%, 3/15/26	2,665	2,793
		12,827

Total Convertible Bonds and Notes (Identified Cost $191,469)		191,382

Corporate Bonds and Notes—0.8%
Banks—0.8%
Barclays Bank plc 144A 8.000%, 9/27/24(1)(2)	4	4,892
Total Corporate Bonds and Notes (Identified Cost $4,781)		4,892

	Shares
Convertible Preferred Stocks—2.5%
Banks—1.7%
Bank of America Corp. Series L, 7.250%	3,585	4,123
Wells Fargo & Co. Series L, 7.500%	6,155	7,050
		11,173

Electric Utilities—0.2%
NextEra Energy, Inc., 6.926%	39,220	1,598
Financial Services—0.4%
Apollo Global Management, Inc., 6.750%	47,695	2,909
Machinery—0.2%
Chart Industries, Inc. Series B, 6.750%	21,980	1,263
Total Convertible Preferred Stocks (Identified Cost $17,247)		16,943

Common Stocks—61.2%
Aerospace & Defense—0.8%
RTX Corp.	55,095	5,593
Air Freight & Logistics—0.4%
FedEx Corp.	9,295	2,433
Automobiles—0.8%
Tesla, Inc.(4)	27,540	5,048
Banks—4.5%
Bank of America Corp.(5)	264,235	9,779
Citigroup, Inc.	160,435	9,839
JPMorgan Chase & Co.(5)	23,390	4,485
Wells Fargo & Co.(5)	101,020	5,993
		30,096

	Shares	Value

Biotechnology—0.3%
Vertex Pharmaceuticals, Inc.(4)	5,185	$ 2,037
Broadline Retail—3.8%
Alibaba Group Holding Ltd. Sponsored ADR	21,070	1,577
Amazon.com, Inc.(4)	136,280	23,849
		25,426

Capital Markets—1.1%
CME Group, Inc. Class A	16,275	3,412
Moody’s Corp.	11,650	4,314
		7,726

Chemicals—0.7%
Sherwin-Williams Co. (The)	14,775	4,427
Consumer Finance—1.1%
Capital One Financial Corp.	33,755	4,842
Discover Financial Services	17,645	2,236
		7,078

Consumer Staples Distribution & Retail—1.2%
Target Corp.	48,385	7,789
Diversified Telecommunication Services—2.0%
Verizon Communications, Inc.	346,664	13,690
Electric Utilities—1.4%
Exelon Corp.	243,330	9,144
Electrical Equipment—1.1%
Eaton Corp. plc	11,700	3,723
Emerson Electric Co.	31,265	3,370
GE Vernova, Inc.(4)	—	—(6)
		7,093

Entertainment—1.0%
Walt Disney Co. (The)	58,970	6,552
Financial Services—1.8%
Mastercard, Inc. Class A	26,955	12,162
Ground Transportation—1.0%
Union Pacific Corp.	28,615	6,786
Healthcare Equipment & Supplies—2.2%
Abbott Laboratories	20,405	2,162
Boston Scientific Corp.(4)	106,865	7,681
Edwards Lifesciences Corp.(4)	61,665	5,221
		15,064

Healthcare Providers & Services—1.2%
Elevance Health, Inc.	4,140	2,189
McKesson Corp.	10,875	5,842
		8,031

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Shares	Value

Hotels, Restaurants & Leisure—2.2%
Chipotle Mexican Grill, Inc. Class A(4)	2,325	$ 7,346
DoorDash, Inc. Class A(4)	32,765	4,235
Las Vegas Sands Corp.	76,465	3,392
		14,973

Industrial Conglomerates—1.4%
General Electric Co.	58,770	9,510
Insurance—1.4%
Allstate Corp. (The)	55,190	9,386
Interactive Media & Services—3.9%
Alphabet, Inc. Class A(4)	107,060	17,427
Alphabet, Inc. Class C(4)	38,225	6,293
Meta Platforms, Inc. Class A(5)	6,380	2,745
		26,465

Life Sciences Tools & Services—0.7%
Danaher Corp.	18,440	4,548
Metals & Mining—0.6%
Freeport-McMoRan, Inc.	86,310	4,310
Oil, Gas & Consumable Fuels—0.7%
Devon Energy Corp.	93,650	4,793
Pharmaceuticals—1.6%
Eli Lilly & Co.	13,590	10,615
Real Estate Management & Development—0.5%
CoStar Group, Inc.(4)	36,500	3,341
Semiconductors & Semiconductor Equipment—7.3%
Advanced Micro Devices, Inc.(4)	13,955	2,210
ASML Holding N.V. Registered Shares(5)	7,425	6,478
Broadcom, Inc.	6,010	7,815
Micron Technology, Inc.	46,745	5,280
NVIDIA Corp.	18,327	15,835
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR(5)	49,385	6,783
Texas Instruments, Inc.	25,140	4,435
		48,836

Software—9.4%
Adobe, Inc. (4)	4,660	2,157
Cadence Design Systems, Inc.(4)	15,250	4,203
Datadog, Inc. Class A(4)	37,600	4,719
Intuit, Inc.	7,285	4,557
Microsoft Corp.	91,566	35,649
Salesforce, Inc.	28,470	7,657
ServiceNow, Inc.(4)	6,050	4,195
		63,137

Specialized REITs—0.9%
American Tower Corp.	33,965	5,827
	Shares	Value

Specialty Retail—1.7%
Home Depot, Inc. (The)	19,225	$ 6,425
TJX Cos., Inc. (The)	53,775	5,060
		11,485

Technology Hardware, Storage & Peripherals—2.5%
Apple, Inc.	97,510	16,609
Total Common Stocks (Identified Cost $388,267)		410,010

Total Long-Term Investments—93.1% (Identified Cost $601,764)		623,227

Short-Term Investment—6.2%
Money Market Mutual Fund—6.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.184%)(7)	41,625,820	41,626
Total Short-Term Investment (Identified Cost $41,626)		41,626

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.3% (Identified Cost $643,390)		664,853

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $61)	(125)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.3% (Identified Cost $643,329)	$664,728
Other assets and liabilities, net—0.7%	5,021
NET ASSETS—100.0%	$669,749

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities amounted to a value of $57,424 or 8.6% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	Non-income producing.
(5)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $15,327.
(6)	Amount is less than $500 (not in thousands).
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
Country Weightings†
United States	94%
United Kingdom	1
Taiwan	1
Netherlands	1
Cayman Islands	1
Liberia	1
Ireland	1
Total	100%
† % of total investments, net of written options, as of April 30, 2024.
Open written options contracts as of April 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
ASML Holding N.V.	(26)	$(2,730)	$1,050.00	05/17/24	$(2)
Bank of America Corp.	(579)	(2,142)	37.00	05/17/24	(46)
JPMorgan Chase & Co.	(117)	(2,282)	195.00	05/17/24	(23)
Meta Platforms, Inc.	(31)	(1,519)	490.00	05/17/24	(3)
Taiwan Semiconductor Manufacturing Co., Ltd.	(216)	(3,348)	155.00	05/17/24	(9)
Wells Fargo & Co.	(505)	(3,030)	60.00	05/17/24	(42)
Total Written Options					$(125)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
The following table summarizes the value of the Fund’s investments as of April 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$191,382	$—	$160,717	$30,665
Corporate Bonds and Notes	4,892	—	—	4,892
Equity Securities:
Convertible Preferred Stocks	16,943	16,943	—	—
Common Stocks	410,010	410,010	—	—
Money Market Mutual Fund	41,626	41,626	—	—
Total Assets	664,853	468,579	160,717	35,557
Liabilities:
Other Financial Instruments:
Written Options	(125)	(125)	—	—
Total Investments, Net of Written Options	$664,728	$468,454	$160,717	$35,557
There were no transfers into or out of Level 3 related to securities held at April 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Corporate Bonds and Notes
Investments in Securities
Balance as of January 31, 2024:	$ 2,209	$ 2,209	$ —
Net change in unrealized appreciation (depreciation)(a)	(1,252)	(1,363)	111
Purchases	34,600	29,819	4,781
Balance as of April 30, 2024	$ 35,557	$ 30,665	$ 4,892
(a) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024, was $(1,252).
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.